Segmented Information (Details) - Schedule of company’s non-current assets by geographical location - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	$ 177,797	$ 198,039
Property and equipment	17,610	20,578
Restricted cash	20,000	20,000
ROU asset	48,768
Differed offering costs	270,768
Total	534,662	238,617
Canada [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets
Property and equipment
Restricted cash	20,000	20,000
ROU asset
Differed offering costs
Total	20,000	20,000
United States [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	53,339	59,412
Property and equipment
Restricted cash
ROU asset
Differed offering costs	270,487
Total	323,826	59,412
Europe [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	53,339	59,412
Property and equipment
Restricted cash
ROU asset
Differed offering costs
Total	53,339	59,412
Asia [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	71,119	79,215
Property and equipment	17,610	20,578
Restricted cash
ROU asset	48,768
Differed offering costs
Total	$ 137,497	$ 99,793